Short-Term Bank Loans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Interest expense	$ 355	$ 387	$ 105
Proceeds from bank loan		25,000	$ 25,000
Repayments of bank loan	25,000	25,000
Pledged deposit	$ 0	$ 0
Minimum
Short-term Debt [Line Items]
Interest rate		1.51%
Maximum
Short-term Debt [Line Items]
Interest rate		2.95%